Details of Cash From Operating Activities - Details of Items Not Involving Current Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Depreciation and amortization	$ 1,366	$ 1,345
Amortization of other assets included in cost of goods sold	215	257
Impairment charges [note 2]	435	727
Other non-cash charges	66	89
Deferred income taxes [note 10]	17	7
Equity income in excess of dividends received	(10)	0
Dividends received in excess of equity income		69
Non-cash portion of Other expense, net [note 2]	(24)	(518)
Items not involving current cash flows	$ 2,065	$ 1,976